Dechert LLP

4675 MacArthur Court, Suite 1400

Newport Beach, CA 92660

July 26, 2005

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:  TCW Convertible Securities Fund, Inc. (File No. 811-04980)

On behalf of TCW Convertible Securities Fund, Inc. (the “Fund”), attached hereto is a definitive proxy statement filed on Schedule 14A under the Securities Exchange Act of 1934, as amended. By separate correspondence, responses on behalf of the Fund to SEC staff comments have been filed.

If you have any questions or further comments, please contact the undersigned at 949.442.6060.

Sincerely,

/s/ Douglas P. Dick

Douglas P. Dick

cc:	Philip K. Holl